Cover	Jan. 29, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 29, 2020
Entity File Number	1-35509
Entity Registrant Name	TD Ameritrade Holding Corporation
Entity Central Index Key	0001173431
Entity Tax Identification Number	82-0543156
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 South 108th Avenue
Entity Address, City or Town	Omaha
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68154
City Area Code	800
Local Phone Number	669-3900
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock - $0.01 par value
Trading Symbol	AMTD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false